Income Tax - Analysis of Deferred Income Tax Assets and Liabilities in Consolidated Statements of Financial Position (Detail) $ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2017 TWD ($)	Dec. 31, 2016 TWD ($)	Dec. 31, 2015 TWD ($)	Dec. 31, 2017 USD ($)
Deferred income tax assets (liabilities)
Depreciation	$ 8,401.3	$ 4,244.2
Provision for sales returns and allowance	1,637.7	1,512.1
Net defined benefit liability	975.3	939.5
Unrealized loss on inventories	629.5	737.3
Deferred compensation cost	266.5	378.7
Others	195.2	445.1
Operating loss carryforward		14.5
Deferred income tax assets	12,105.5	8,271.4		$ 408.4
Unrealized exchange gains	(169.5)	(48.7)
Available-for-sale financial assets	(95.4)	(92.5)
Others	(37.3)
Deferred income tax liabilities	(302.2)	(141.2)		$ (10.2)
Deferred tax assets depreciation [member]
Deferred income tax assets (liabilities)
Balance, Beginning of Year	4,244.2	2,853.0	$ 1,011.1
Recognized in Profit or loss	4,207.2	1,437.6	1,808.7
Effect of Acquisition of Subsidiary			11.9
Effect of Exchange Rate Changes	(50.1)	(46.4)	21.3
Balance, End of Year	8,401.3	4,244.2	2,853.0
Deferred tax assets provision for sales returns and allowance [member]
Deferred income tax assets (liabilities)
Balance, Beginning of Year	1,512.1	1,141.5	1,230.8
Recognized in Profit or loss	130.0	371.5	(104.4)
Effect of Acquisition of Subsidiary			13.8
Effect of Exchange Rate Changes	(4.4)	(0.9)	1.3
Balance, End of Year	1,637.7	1,512.1	1,141.5
Deferred tax assets net defined benefit liability [member]
Deferred income tax assets (liabilities)
Balance, Beginning of Year	939.5	895.5	787.4
Recognized in Profit or loss	5.2	(82.9)	8.8
Recognized in Other Comprehensive Income	30.6	126.9	99.3
Balance, End of Year	975.3	939.5	895.5
Deferred tax assets unrealized loss on inventories [member]
Deferred income tax assets (liabilities)
Balance, Beginning of Year	737.3	622.8	591.9
Recognized in Profit or loss	(105.1)	115.5	25.1
Effect of Acquisition of Subsidiary			4.1
Effect of Exchange Rate Changes	(2.7)	(1.0)	1.7
Balance, End of Year	629.5	737.3	622.8
Deferred tax assets deferred compensation cost [member]
Deferred income tax assets (liabilities)
Balance, Beginning of Year	378.7	316.3	255.6
Recognized in Profit or loss	(83.1)	69.3	49.4
Effect of Exchange Rate Changes	(29.1)	(6.9)	11.3
Balance, End of Year	266.5	378.7	316.3
Deferred tax assets goodwill from business combination [member]
Deferred income tax assets (liabilities)
Balance, Beginning of Year		10.0	195.4
Recognized in Profit or loss		(9.8)	(185.8)
Effect of Exchange Rate Changes		(0.2)	0.4
Balance, End of Year			10.0
Deferred tax assets other [member]
Deferred income tax assets (liabilities)
Balance, Beginning of Year	445.1	531.4	749.6
Recognized in Profit or loss	(222.4)	(77.5)	(243.4)
Effect of Acquisition of Subsidiary			0.2
Effect of Exchange Rate Changes	(27.5)	(8.8)	25.0
Balance, End of Year	195.2	445.1	531.4
Deferred tax assets operating loss carryforward [member]
Deferred income tax assets (liabilities)
Balance, Beginning of Year	14.5	14.5	317.0
Recognized in Profit or loss			(303.2)
Effect of Disposal of Subsidiary	(14.5)
Effect of Exchange Rate Changes			0.7
Balance, End of Year		14.5	14.5
Deferred tax assets [member]
Deferred income tax assets (liabilities)
Balance, Beginning of Year	8,271.4	6,385.0	5,138.8
Recognized in Profit or loss	3,931.8	1,823.7	1,055.2
Recognized in Other Comprehensive Income	30.6	126.9	99.3
Effect of Acquisition of Subsidiary			30.0
Effect of Disposal of Subsidiary	(14.5)
Effect of Exchange Rate Changes	(113.8)	(64.2)	61.7
Balance, End of Year	12,105.5	8,271.4	6,385.0
Deferred tax liabilities available for sale financial assets [member]
Deferred income tax assets (liabilities)
Balance, Beginning of Year	(92.5)	(31.3)	(15.3)
Recognized in Other Comprehensive Income	(2.9)	(61.2)	(16.0)
Balance, End of Year	(95.4)	(92.5)	(31.3)
Unrealised foreign exchange gains (losses) [member]
Deferred income tax assets (liabilities)
Balance, Beginning of Year	(48.7)		(184.4)
Recognized in Profit or loss	(120.8)	(48.7)	184.4
Balance, End of Year	(169.5)	(48.7)
Deferred tax liabilities others [Member]
Deferred income tax assets (liabilities)
Recognized in Profit or loss	(36.7)
Recognized in Other Comprehensive Income	(0.6)
Balance, End of Year	(37.3)
Deferred tax liabilities [member]
Deferred income tax assets (liabilities)
Balance, Beginning of Year	(141.2)	(31.3)	(199.7)
Recognized in Profit or loss	(157.5)	(48.7)	184.4
Recognized in Other Comprehensive Income	(3.5)	(61.2)	(16.0)
Balance, End of Year	$ (302.2)	$ (141.2)	$ (31.3)